REVENUE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue recognition
Net revenue	¥ 7,818,681	¥ 5,738,972	¥ 4,122,405
Service revenue
Revenue recognition
Net revenue	7,814,404	5,716,868	4,094,571
Colocation services
Revenue recognition
Net revenue	6,514,268	4,710,923	3,261,745
Managed service and others
Revenue recognition
Net revenue	1,300,136	1,005,945	832,826
Equipment sales
Revenue recognition
Net revenue	¥ 4,277	¥ 22,104	¥ 27,834